Transactions with Related Parties, Pavimar (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) Vessel $ / d	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Transactions with Related Parties [Abstract]
Due from related party, non-current	$ 0		$ 810,437
Management fees to related party	4,461,650	$ 2,524,500
Pavimar [Member]
Transactions with Related Parties [Abstract]
Due to related party - current	671,704		3,909,885
Due from related party, non-current	0		810,437
Management fees to related party	$ 3,149,400	1,782,000
Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600
Management fees to related party	$ 3,149,400	$ 1,782,000
Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Working capital guarantee deposits	1,568,689		1,568,689
Due to related party - current	$ 1,568,689		758,252
Due from related party, non-current			810,437
Pavimar [Member] | Subcontracted Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	3
Pavimar [Member] | Subcontracted Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under operational management | Vessel	6
Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due to related party - current	$ 2,240,393		$ 4,668,137